UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10523

        Nuveen Virginia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
	August 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.7% (2.5% of Total Investments)
$ 3,100	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	BBB	$ 2,170,558
	Series 2007B1, 5.000%, 6/01/47
1,430	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	772,229
	Series 2007B2, 0.000%, 6/01/46
4,530	Total Consumer Staples			2,942,787
	Education and Civic Organizations – 6.7% (4.5% of Total Investments)
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife	9/09 at 101.00	A3	1,010,910
	Federation, Series 1999, 5.375%, 9/01/29 – NPFG Insured
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	986,810
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	1,295,400
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,000	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage	10/10 at 100.00	A	2,001,580
	Revenue Bonds, Shenandoah University, Series 1998, 5.250%, 10/01/28 – NPFG Insured
5,500	Total Education and Civic Organizations			5,294,700
	Health Care – 27.4% (18.5% of Total Investments)
1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A3	1,399,215
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
450	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	425,970
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27
1,070	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	1,202,017
	Health System, Series 2009A, Trust 11733, 14.538%, 5/15/35 (IF)
3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	BBB+	2,843,790
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	1,031,670
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	643,302
	System, Series 2002B, 5.125%, 6/15/33
1,500	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	Baa1	1,365,885
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
960	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	963,821
	System Inc., Series 2002A, 5.600%, 11/15/30
1,155	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A3	1,083,713
	Hospital, Series 2002, 5.250%, 4/01/33
1,200	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	N/R	1,075,260
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured
1,000	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue	10/09 at 101.00	Aa3	1,008,830
	Refunding Bonds, Potomac Hospital Corporation of Prince William, Series 1998,
	5.000%, 10/01/18 – FSA Insured
3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	A+	4,052,534
	System, Series 2002A, 5.500%, 7/01/20 – NPFG Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
1,250	5.250%, 6/15/25	6/16 at 100.00	A3	1,252,725
655	5.250%, 6/15/31	6/16 at 100.00	A3	632,684
1,095	5.250%, 6/15/37	6/16 at 100.00	A3	1,035,323
1,430	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	992,506
	Series 2007A, 5.250%, 9/01/37

715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	AA–	729,665
	Medical Center, Series 2007, 5.125%, 1/01/31
22,570	Total Health Care			21,738,910
	Housing/Single Family – 14.2% (9.6% of Total Investments)
7,485	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	7,555,881
	7/01/31 – NPFG Insured
500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	462,350
	10/01/32 (Alternative Minimum Tax)
870	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	819,183
	7/01/29 (Alternative Minimum Tax)
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	2,437,890
	7/01/32 (Alternative Minimum Tax)
11,455	Total Housing/Single Family			11,275,304
	Long-Term Care – 10.0% (6.8% of Total Investments)
1,300	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	987,597
	Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
650	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	456,177
	Village, Series 2005, 5.625%, 12/01/39
1,815	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,436,173
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB+	408,260
	Greenspring Village, Series 2006A, 4.750%, 10/01/26
855	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB–	669,046
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,300	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	948,688
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
1,350	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	1,124,186
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
970	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	626,523
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
650	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	485,563
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
650	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	546,858
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
325	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	252,720
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27
10,365	Total Long-Term Care			7,941,791
	Materials – 0.6% (0.4% of Total Investments)
165	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/10 at 100.00	B2	132,965
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax) (4)
460	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/09 at 100.50	B2	372,798
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (4)
625	Total Materials			505,763
	Tax Obligation/General – 22.4% (15.2% of Total Investments)
1,750	Chesapeake, Virginia, General Obligation Bonds, Series 2001, 5.500%, 12/01/16	12/11 at 100.00	AA+	1,917,178
1,000	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,090,650
95	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	99,737
	5.250%, 5/01/22
	Powhatan County, Virginia, General Obligation Bonds, Series 2001:
660	5.000%, 1/15/23 – AMBAC Insured	1/11 at 101.00	A+	682,301
1,000	5.000%, 1/15/27 – AMBAC Insured	1/11 at 101.00	A+	1,008,620
	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
1,950	5.000%, 10/01/18	10/12 at 101.00	AA	2,125,520
2,435	5.000%, 10/01/19	10/12 at 101.00	AA	2,654,174
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15 –	10/12 at 101.00	AA	1,340,416
	FGIC Insured (Alternative Minimum Tax)

600	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	668,262
2,900	Virginia Beach, Virginia, General Obligation Bonds, 5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	3,138,061
1,500	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001,	6/11 at 101.00	AAA	1,593,510
	5.000%, 6/01/19
1,420	Virginia Beach, Virginia, General Obligation Refunding and Public Improvement Bonds, Series	3/12 at 100.00	AAA	1,496,325
	2002, 5.000%, 3/01/21
16,590	Total Tax Obligation/General			17,814,754
	Tax Obligation/Limited – 20.9% (14.2% of Total Investments)
121	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	100,144
	6.750%, 3/01/22
1,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003,	6/13 at 102.00	N/R	783,640
	7.500%, 6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
210	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	138,965
165	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	92,514
800	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	888,592
	Uses Community Project, Series 2006, 5.000%, 5/15/18
1,800	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds,	3/13 at 100.00	AA+	1,936,764
	Public Facility Project, Series 2003, 5.000%, 3/01/19
285	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue	2/18 at 100.00	AA–	293,473
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
1,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	1,225,796
	7/01/31 – AMBAC Insured
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	468,260
	0.000%, 7/01/29 – AMBAC Insured
400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB–	367,388
	Bonds, Series 2002D, 5.250%, 7/01/27
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	N/R	1,007,890
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
1,000	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	A+	1,039,040
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
1,610	Stafford County Economic Development Authority, Virginia, Public Project Lease Revenue Bonds,	4/18 at 100.00	AAA	1,644,873
	5.000%, 4/01/33 – AGC Insured (UB)
700	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA+	762,867
	5.000%, 5/01/22
535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	674,303
	College Program, Series 2009 Trust 09-3B, 12.666%, 2/01/27 (IF)
535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	662,480
	College Program, Series 2009, Trust 09-4B, 12.748%, 2/01/28 (IF)
673	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	590,234
	Bonds, Series 2003, 6.375%, 3/01/30
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001B,	8/11 at 101.00	AA+	2,709,189
	5.000%, 8/01/19
570	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	641,831
	5.000%, 8/01/17
540	Virginia Resources Authority, Infrastructure Revenue Bonds, Prerefunded-Pooled Loan Bond	No Opt. Call	AA	549,142
	Program, Series 2001D, 5.000%, 5/01/26
17,784	Total Tax Obligation/Limited			16,577,385
	Transportation – 4.1% (2.8% of Total Investments)
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AA–	1,002,070
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)
1,500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A	1,538,535
825	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	735,677
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
3,325	Total Transportation			3,276,282

	U.S. Guaranteed – 17.7% (12.0% of Total Investments) (5)
165	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R (5)	183,985
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
	(Pre-refunded 1/01/12)
1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AAA	1,134,340
	11/01/24 – FSA Insured (ETM)
40	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (5)	45,490
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
250	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	285,300
600	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	686,340
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	AA (5)	1,141,320
	(Pre-refunded 11/01/13)
2,750	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,927,100
	5.500%, 10/01/40 (Pre-refunded 10/01/10)
1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB– (5)	1,214,796
	Bonds, Series 2002D, 5.250%, 7/01/27 (Pre-refunded 7/01/12)
455	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	499,686
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
445	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 105.00	B2 (5)	489,892
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded	2/14 at 101.00	Aa3 (5)	1,200,460
	2/01/14) – AMBAC Insured
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
490	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	515,240
2,700	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	3,022,137
725	Virginia Resources Authority, Infrastructure Revenue Bonds, Prerefunded-Pooled Loan Bond	5/10 at 101.00	AA (5)	754,631
	Program, Series 2001D, 5.000%, 5/01/26 (Pre-refunded 5/01/10)
12,720	Total U.S. Guaranteed			14,100,717
	Utilities – 2.4% (1.6% of Total Investments)
2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,903,620
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
	Water and Sewer – 17.5% (11.9% of Total Investments)
805	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002,	4/12 at 100.00	AAA	824,747
	5.000%, 4/01/27
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,000	5.500%, 11/15/17 – FSA Insured	No Opt. Call	AAA	1,167,610
3,000	5.500%, 11/15/19 – FSA Insured	No Opt. Call	AAA	3,507,660
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,080	5.000%, 11/01/18 – FGIC Insured	11/11 at 100.00	AA+	1,132,661
1,190	5.000%, 11/01/19 – FGIC Insured	11/11 at 100.00	AA+	1,248,024
1,525	5.000%, 11/01/24 – FGIC Insured	11/11 at 100.00	AA+	1,585,207
1,000	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	1,027,380
2,250	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public	5/11 at 101.00	AA	2,292,975
	Improvements Project, Series 2001, 5.000%, 5/01/32
990	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	10/17 at 100.00	AAA	1,139,896
	13.070%, 10/01/29 (IF)
12,840	Total Water and Sewer			13,926,160
$ 120,304	Total Investments (cost $119,395,576) – 147.6%			117,298,173
	Floating Rate Obligations – (3.7)%			(2,980,000)
	Other Assets Less Liabilities – 2.6%			2,087,617
	Preferred Shares, at Liquidation Value – (46.5)% (6)			(36,925,000)
	Net Assets Applicable to Common Shares – 100%			$ 79,480,790

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of
August 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$117,298,173	$ —	$117,298,173

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting
Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At August 31, 2009, the cost of investments was $116,384,746.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 4,478,120
Depreciation	(6,544,685)
Net unrealized appreciation (depreciation) of investments	$ (2,066,565)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2009